TAXATION (Schedule of deferred taxes assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	$ (17,263)	$ 1,839	$ 211
Business combination		(20,685)
Changes during period	323	2,013	1,628
Foreign operations financial statements translation adjustments		(430)
Ending of period	(16,940)	(17,263)	1,839
Intangible assets and other acquired in business combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	(17,720)	1,722	0
Business combination		(20,685)
Changes during period	175	1,673	1,722
Foreign operations financial statements translation adjustments		(430)
Ending of period	(17,545)	(17,720)	1,722
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of period	457	117	211
Business combination		0
Changes during period	148	340	(94)
Foreign operations financial statements translation adjustments		0
Ending of period	$ 605	$ 457	$ 117